VOYA LETTERHEAD

LAW & COMPLIANCE/PRODUCT FILING UNIT

ONE ORANGE WAY

WINDSOR, CT 06094-4774

LOMBARD GASBARRO

SENIOR VICE PRESIDENT, DEPUTY GENERAL COUNSEL

PHONE: (781) 796-9402 | EMAIL: LOMBARD.GASBARRO@VOYA.COM

May 1, 2025

BY EDGARLINK

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:

Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C

Prospectus Title: Florida University System Optional Retirement Program and the

                                          Florida Senior Management Service Optional Annuity Program

File Nos.: 333-207045 and 811-02513

Rule 497(j) Filing

Ladies and Gentlemen:

On behalf of Voya Retirement Insurance and Annuity Company and its Variable Annuity Account C, we hereby certify pursuant to Rule 497(j) under the Securities Act of 1933, as amended that:

•	The form of the Prospectus and Statement of Additional Information that would have been filed under Rule 497(c) would not have differed from that contained in the most recent post-effective amendment to the above-referenced Registration Statement; and
•	The text of the most recent post-effective amendment to the above-referenced Registration Statement was filed electronically by EDGARLink on April 10, 2025.

If you have any questions, please call the undersigned at (781) 796-9402.

Sincerely,

/s/ Lombard Gasbarro
Lombard Gasbarro

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